UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          11 May 2006
--------------------           ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       30
                                           ---------------------
Form 13F Information Table Value Total:                9,142,188
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 03/31/06

                                   TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER            OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------      --------       -----    --------  ---------  --- ---- -------  --------  ------  -------- ------
AMAZON.COM INC                  COMMON STOCK   023135106    370711   10153678  SH       SOLE                 10153678
AMERICAN EXPRESS COMPANY        COMMON STOCK   025816109    652816   12422764  SH       SOLE                 12422764
AMGEN CORP                      COMMON STOCK   031162100    699946    9621256  SH       SOLE                  9621256
APPLE COMPUTER INC              COMMON STOCK   037833100      2040      32525  SH       SOLE                    32525
DELL INC                        COMMON STOCK   24702R101    331353   11134157  SH       SOLE                 11134157
WALT DISNEY CO HOLDING CO       COMMON STOCK   254687106    615230   22059177  SH       SOLE                 22059177
ELECTRONIC ARTS                 COMMON STOCK   285512109      4581      83709  SH       SOLE                    83709
GENERAL ELECTRIC CO             COMMON STOCK   369604103    669728   19256128  SH       SOLE                 19256128
HSBC HOLDINGS PLC               COMMON STOCK   404280406      6033      72009  SH       SOLE                    72009
HOME DEPOT INC                  COMMON STOCK   437076102    270769    6401147  SH       SOLE                  6401147
INFOSYS TECHNOLOGIES LTD        COMMON STOCK   456788108      7101      91200  SH       SOLE                    91200
JOHNSON & JOHNSON               COMMON STOCK   478160104    373447    6306095  SH       SOLE                  6306095
KELLOGG CO                      COMMON STOCK   487836108    515819   11712508  SH       SOLE                 11712508
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK   571903202    522618    7618345  SH       SOLE                  7618345
MEDTRONIC INC                   COMMON STOCK   585055106     28745     566406  SH       SOLE                   566406
MICROSOFT CORP                  COMMON STOCK   594918104    365891   13446949  SH       SOLE                 13446949
NAVTEQ CORP                     COMMON STOCK   63936L100     27698     546850  SH       SOLE                   546850
NORTHERN TRUST CORP             COMMON STOCK   665859104       647      12330  SH       SOLE                    12330
PAYCHEX INC                     COMMON STOCK   704326107      7949     190800  SH       SOLE                   190800
PEPSICO INC                     COMMON STOCK   713448108    487440    8434673  SH       SOLE                  8434673
PROCTER & GAMBLE CO             COMMON STOCK   742718109    520805    9037051  SH       SOLE                  9037051
QUALCOMM INC                    COMMON STOCK   747525103    552937   10925453  SH       SOLE                 10925453
CHARLES SCHWAB CORP NEW         COMMON STOCK   808513105    462344   26864837  SH       SOLE                 26864837
STARBUCKS CORP                  COMMON STOCK   855244109      1189      31602  SH       SOLE                    31602
TARGET CORP                     COMMON STOCK   87612E106    693619   13336265  SH       SOLE                 13336265
TIME WARNER INC                 COMMON STOCK   887317105    479040   28531289  SH       SOLE                 28531289
WALGREEN CO                     COMMON STOCK   931422109     54512    1263903  SH       SOLE                  1263903
WHOLE FOODS MARKET INC          COMMON STOCK   966837106      8560     128837  SH       SOLE                   128837
WILLIAMS SONOMA INC             COMMON STOCK   969904101    361021    8514645  SH       SOLE                  8514645
WM WRIGLEY JR CO                COMMON STOCK   982526105     47598     743720  SH       SOLE                   743720

                                                           9142188                      No. of Other 0